PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 793,081	$ 669,742
Less: Accumulated depreciation	(99,340)	(78,187)
Construction in progress	34,571	30,590
Property plant and equipment Net	728,312	622,145
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	701,413	576,467
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	21,358	24,892
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,427	1,408
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	18,152	16,244
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 50,731	$ 50,731